Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets
Goodwill

	Dec. 31,	2016	2016	Dec. 31,	2017	2017	2017	Dec. 31,
	2015	acquisition	translation	2016	acquisition	divestiture	translation	2017
(Millions)	Balance	activity	and other	Balance	activity	activity	and other	Balance
Industrial	$2,573	$—	$(37)	$2,536	$—	$—	$142	$2,678
Safety and Graphics	3,342	41	(59)	3,324	1,296	(323)	122	4,419
Health Care	1,624	12	(27)	1,609	6	—	67	1,682
Electronics and Energy	1,510	—	(21)	1,489	—	—	35	1,524
Consumer	200	—	8	208	—	—	2	210
Total Company	$9,249	$53	$(136)	$9,166	$1,302	$(323)	$368	$10,513

Acquired Intangible Assets

	December 31,	December 31,
(Millions)	2017	2016
Customer related intangible assets	$2,332	$1,939
Patents	561	602
Other technology-based intangible assets	583	524
Definite-lived tradenames	678	420
Other amortizable intangible assets	207	211
Total gross carrying amount	$4,361	$3,696

Accumulated amortization — customer related	(874)	(797)
Accumulated amortization — patents	(489)	(497)
Accumulated amortization — other technology based	(292)	(302)
Accumulated amortization — definite-lived tradenames	(256)	(236)
Accumulated amortization — other	(162)	(173)
Total accumulated amortization	$(2,073)	$(2,005)

Total finite-lived intangible assets — net	$2,288	$1,691

Non-amortizable intangible assets (primarily tradenames)	648	629
Total intangible assets — net	$2,936	$2,320

Schedule of amortization expense for acquired intangible assets	Amortization expense for the years ended December 31 follows:

(Millions)	2017	2016	2015
Amortization expense	$238	$262	$229

Schedule of expected amortization expense for acquired amortizable intangible assets

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2017 follows:

						After
(Millions)	2018	2019	2020	2021	2022	2022
Amortization expense	$252	$242	$231	$221	$208	$1,134